Fair Value of Assets and Liabilities - Methods applied in determining fair values of financial assets, liabilities (Detail) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial assets
- Trading assets	€ 54,212	€ 50,152
- Non-trading derivatives	2,397	2,664
- Assets mandatorily as at fair value through profit or loss	59,376	64,783
- Assets designated as at fair value through profit or loss	2,944	2,887
Financial assets at fair value through other comprehensive income	31,294	31,223
Fair value	150,222	151,709
Financial liabilities
Trading liabilities	33,575	31,215
Non-trading derivatives	2,381	2,299
Financial liabilities designated as at fair value through profit or loss	63,492	59,179
Fair value	99,448	92,693
Level 1 [member]
Financial assets
- Trading assets	15,426	13,041
- Non-trading derivatives	17
- Assets mandatorily as at fair value through profit or loss	85	141
- Assets designated as at fair value through profit or loss	257	147
Financial assets at fair value through other comprehensive income	28,383	27,218
Fair value	44,167	40,547
Financial liabilities
Trading liabilities	4,387	5,706
Non-trading derivatives	1
Financial liabilities designated as at fair value through profit or loss	1,265	1,166
Fair value	5,653	6,872
Level 2 [member]
Financial assets
- Trading assets	38,590	36,617
- Non-trading derivatives	2,359	2,636
- Assets mandatorily as at fair value through profit or loss	58,165	63,601
- Assets designated as at fair value through profit or loss	1,703	1,665
Financial assets at fair value through other comprehensive income	497	1,256
Fair value	101,314	105,775
Financial liabilities
Trading liabilities	29,029	25,387
Non-trading derivatives	2,316	2,219
Financial liabilities designated as at fair value through profit or loss	61,477	57,305
Fair value	92,822	84,911
Level 3 [member]
Financial assets
- Trading assets	197	494
- Non-trading derivatives	20	27
- Assets mandatorily as at fair value through profit or loss	1,125	1,042
- Assets designated as at fair value through profit or loss	984	1,075
Financial assets at fair value through other comprehensive income	2,415	2,749
Fair value	4,741	5,387	€ 2,034
Financial liabilities
Trading liabilities	159	122
Non-trading derivatives	65	80
Financial liabilities designated as at fair value through profit or loss	750	708
Fair value	€ 973	€ 910	€ 1,242